Leases - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Right-of-use assets	R$ 35,960	R$ 30,022	R$ 21,631
Lease liabilities
Current lease liabilities	20,122	12,742
Non-current lease liabilities	22,996	22,478
Total lease liabilities	43,118	35,220	R$ 25,857
Properties
Leases
Right-of-use assets	35,221	29,938
Machinery and equipment
Leases
Right-of-use assets	R$ 739	R$ 84